Share-based payments (Tables)	12 Months Ended
Mar. 31, 2018
Share-based payment arrangements [Abstract]
Schedule of Stock Option Transactions
Stock option transactions are as follows:

	Weighted average exercise price	Number of shares
Options outstanding, March 31 2016	$1.22	10,965,581
Transactions prior to Recapitalization amendments to the number and exercise price of options:
Options granted to purchase shares	$3.55	1,204,437
Options cancelled	$1.25	(421,778)
Options outstanding, December 2, 2016	$1.88	11,748,240
Effect of Recapitalization adjustments		(5,441,638)
Options outstanding after Recapitalization	$1.26	6,306,602
Transactions subsequent to Recapitalization amendments:
Options granted to purchase shares	$8.94	186,515
Options cancelled	$0.02	(593,457)
Options exercised	$1.64	(88,883)
Options outstanding, March 31 2017	$1.63	5,810,777
Options granted to purchase shares	$30.09	352,893
Options cancelled	$3.18	(521,511)
Options exercised	$0.62	(1,994,588)
Options outstanding, March 31 2018	$4.71	3,647,571

Schedule of Stock Options Outstanding and Exercisable
The following table summarizes information about stock options outstanding and exercisable at March 31, 2018:

	Options Outstanding		Options Exercisable
Exercise price	Number	Weighted Average Remaining Life in Years	Number	Weighted Average Remaining Life in Years
$0.02	1,235,798	6.1	824,938	6.1
$0.25	119,322	6.4	30,432	6.5
$1.79	933,443	7.0	311,212	7
$2.37	18,519	6.6	18,519	6.6
$4.62	867,920	7.9	146,623	7.8
$8.94	133,332	8.8	—	—
$23.64	58,542	9.4	—	—
$30.73	213,155	9.2	—	—
$31.79	55,412	9.6	—	—
$41.50	12,128	9.9	—	—
	3,647,571		1,331,724	6.5

Schedule of Assumptions Used to Measure Fair Value of Options Granted
The assumptions used to measure the fair value of options granted during the year ended March 31, 2018 under the Black Scholes option pricing model and during the year ended March 31, 2017 under the Monte Carlo valuation model at the grant date were as follows:

	2018	2017
Weighted average stock price valuation	$31.91	$—
Stock price valuation	$—	$5.93 to $9.51
Weighted average exercise price	$31.91	$—
Exercise price	$—	$ 4.62 to $8.94
Risk-free interest rate	1.34%	0.51%
Expected life in years	5	10
Expected dividend yield	—%	—%
Volatility	40%	30%
Weighted average fair value of options issued	$9.80	$—
Fair value of options issued in the period	$—	$3.20